UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska             68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period: 7/31/10

Item 1.  Reports to Stockholders.

Arrow DWA Balanced Fund

Arrow DWA Tactical Fund

Arrow Alternative Solutions Fund

Arrow Managed Futures Trend Fund

Annual Report

July 31, 2010

1-877-277-6933

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Shareholder,

We are pleased to provide the annual report for the Arrow Alternative Solutions Fund, Arrow DWA Balanced Fund, Arrow DWA Tactical Fund and Arrow Managed Futures Trend Fund covering the one-year period ended July 31, 2010. During the past year, we have continued our ongoing client education efforts regarding the potential benefits of combining tactical asset allocation with alternative assets. All of our funds continue to support this philosophy.

Arrow DWA Balanced Fund allows individual investors to gain exposure to sophisticated asset allocation strategies similar to those used by university endowments. The Fund stays responsive to market conditions through a proprietary relative strength-based allocation process across a diverse array of market segments. As conditions change, the tactical nature of the Fund allows it to seek new market leadership. Through July 2010, the Fund’s net assets were more than $270 million with annualized performance of 3.39% since inception (A-shares). The Fund’s tactical approach to broad market diversification continued to help its performance, especially considering that the U.S. stock market has returned -1.52% through the end of July 2010, as measured by the S&P 500 since the Fund’s inception. Both the year-to-date and three-year returns have continued to keep the Fund toward the top of its peer group.

Arrow DWA Tactical Fund enhanced its investment strategy on August 1, 2009 (the start of the annual reporting period) as the Fund managers at Dorsey Wright began following the DWA Systematic RS Global Macro model. However, the Fund’s investment objectives remain unchanged—the Fund continues to be an aggressive tactical strategy for investors with an investment time horizon of generally more than five years. The Arrow DWA Tactical Fund’s net assets have grown significantly over the past year, totaling more than $71 million through the end of July 2010. Since its inception in May 2008 through July 2010, the Fund’s A-shares had an annualized return of -10.72%, which includes performance of both the old and new strategies. The performance can be deceiving, largely due to the timing of the widespread market collapse that occurred shortly after the Fund’s launch. Although the net return since inception is still negative, the Fund has recently regained some of its lost ground. It is important to note that the performance history is short and the Fund is designed for long-term investors.

Arrow Alternative Solutions Fund allows individual investors to gain exposure to multiple alternative strategies similar to those used by hedge funds and institutional investors. The strategy is designed to help reduce portfolio volatility while providing low correlation to traditional investments. The Fund is managed on a risk/return basis, where risk and volatility are always on the forefront of each investment allocation. The Fund is intended to be a conservative core alternative holding and seeks long-term absolute returns with a targeted risk objective. The Arrow Alternative Solutions Fund’s net assets were more than $42 million at the end of July 2010. Since its inception in October 2007 through July 2010, the Fund’s A-shares had an annualized return of -5.96%. Although the return is negative, the Fund has fared well compared to the broad market S&P 500 Index, which had a return of -9.21% over the same time period. The Fund’s long/short portfolio optimization strategies helped to offset some of the market volatility and seemed to provide a buffer for many traditional portfolios during the extremely volatile period of the past few years.

Arrow Managed Futures Trend Fund was recently launched on April 30, 2010. With the ability to go long or short, the Fund is designed to capture the economic benefit derived from both rising and declining trends in the global commodity and financial futures markets. The Fund is intended to complement traditional portfolios due to the historically low correlation of managed futures relative to many other asset classes. In the brief period since its inception through July 31, 2010, the Fund has returned -4.50%. But keep in mind, this is a very short period of time and the Fund is intended for long-term investors. We have confidence in the potential benefits of the Fund and the underlying benchmark’s methodology.

For more information about our Funds, please visit our website at www.arrowfunds.com. We are grateful for your investment in Arrow Funds and for your continued confidence in our company.

Sincerely,

Joseph J. Barrato

Chief Executive Officer

Arrow Investment Advisors, LLC

August 2010

1326-NLD-9/14/2010

The Arrow DWA Balanced Fund

PORTFOLIO REVIEW

July 31, 2010 (Unaudited)

The Fund’s performance figures* for the year ending July 31, 2010, compared to its benchmarks:

	Six Months	One Year	Inception** - July 31, 2010
The Arrow DWA Balanced Fund – Class A	7.35%	11.58%	3.39%
The Arrow DWA Balanced Fund – Class A with load	1.20%	5.12%	1.86%
The Arrow DWA Balanced Fund – Class C	7.02%	10.84%	2.62%
Barclays Aggregate Bond Index	4.85%	8.91%	7.04%
S&P 500 Total Return Index	3.61%	13.84%	-1.52%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-277-6933.

** Inception date is August 7, 2006 for Class A and Class C shares.

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Equity Funds	47.6%
Debt Funds	27.4%
Foreign Index Funds	15.6%
Commodity Funds	8.8%
Other, Cash & Cash Equivalents	0.6%
100.0%

The Arrow DWA Tactical Fund

PORTFOLIO REVIEW

July 31, 2010 (Unaudited)

The Fund’s performance figures* for the year ending July 31, 2010, compared to its benchmarks:

	Six Months	One Year	Inception** - July 31, 2010
The Arrow DWA Tactical Fund – Class A	3.88%	9.72%	-10.72%
The Arrow DWA Tactical Fund – Class A with load	-2.14%	3.44%	-13.12%
The Arrow DWA Tactical Fund – Class C	3.64%	8.94%	-11.35%
Barclays Aggregate Bond Index	4.85%	8.91%	7.74%
S&P 500 Total Return Index	3.61%	13.84%	-8.29%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-277-6933.

** Inception date is May 30, 2008 for Class A and Class C shares.

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Equity Funds	63.7%
Commodity Funds	27.1%
Debt Funds	9.0%
Other, Cash & Cash Equivalents	0.2%
100.0%

The Arrow Alternative Solutions Fund

PORTFOLIO REVIEW

July 31, 2010 (Unaudited)

The Fund’s performance figures* for the year ending July 31, 2010, compared to its benchmarks:

	Six Months	One Year	Inception** - July 31, 2010
The Arrow Alternative Solutions Fund – Class A	-5.79%	-6.11%	-5.96%
The Arrow Alternative Solutions Fund – Class A with load	-11.23%	-11.52%	-7.96%
The Arrow Alternative Solutions Fund – Class C	-6.09%	-6.74%	-6.58%
Barclays Aggregate Bond Index	4.85%	8.91%	7.06%
S&P 500 Total Return Index	3.61%	13.84%	-9.21%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-277-6933.

** Inception date is October 31, 2007 for Class A and Class C shares.

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Top Asset Classes are as follows:

Asset Class/Industry Sector	% of Net Assets
U.S. Government and Agency Obligations	27.3%
Exchange Traded Funds	12.9%
Structured Notes	8.2%
Telecommunications	3.2%
Electric	2.3%
Corporate Bonds and Notes	2.2%
Banks	1.9%
Miscellaneous Manufacturing	1.9%
Insurance	1.5%
Healthcare – Services	1.5%
Other, Cash & Cash Equivalents	37.1%
100.0%

The Arrow Managed Futures Trend Fund

PORTFOLIO REVIEW

July 31, 2010 (Unaudited)

The Fund’s performance figures* for the year ending July 31, 2010, compared to its benchmarks:

Inception** - July 31, 2010
The Arrow Managed Futures Trend Fund – Class A	-4.50%
The Arrow Managed Futures Trend Fund – Class A with load	-9.99%
The Arrow Managed Futures Trend Fund – Class C	-4.50%
Barclays Aggregate Bond Index	3.76%
S&P 500 Total Return Index	-8.25%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-277-6933.

** Inception date is April 30, 2010 for Class A and Class C shares.

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Structured Notes	4.9%
Other, Cash & Cash Equivalents	95.1%
100.0%

Arrow DWA Balanced Fund
PORTFOLIO OF INVESTMENTS
July 31, 2010
Shares		Value
	EXCHANGE TRADED FUNDS - 99.4%
	COMMODITY FUNDS - 8.8%
569,954	PowerShares DB Gold Fund * +	$ 23,898,171

	DEBT FUNDS - 27.4%
398,447	iShares Barclays 7-10 Year Treasury Bond Fund	38,374,431
439,084	Vanguard Short-Term Bond ETF	35,754,610
		74,129,041
	EQUITY FUNDS - 47.6%
432,266	iShares Cohen &Steers Realty Majors Index Fund	26,178,029
262,825	iShares Dow Jones US Consumer Services Sector Index Fund +	15,067,757
280,114	iShares Dow Jones US Technology Sector Index Fund	15,529,520
265,550	iShares Dow Jones US Industrial Sector Index Fund	14,907,977
610,252	Vanguard Mid-Cap Value Index Fund	28,535,384
495,000	Vanguard Small-Cap Growth ETF	28,670,400
		128,889,067
	FOREIGN INDEX FUNDS - 15.6%
120,602	iShares MSCI Brazil Fund	8,487,969
685,349	iShares MSCI Malaysia Index Fund	8,409,232
159,750	iShares MSCI Mexico Index Fund	8,129,678
695,352	iShares MSCI Singapore Index Fund	8,559,782
141,708	iShares MSCI South Africa Index Fund	8,594,590
		42,181,251

	TOTAL EXCHANGE TRADED FUNDS (Cost $239,219,172)	269,097,530

Arrow DWA Balanced Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2010
Shares		Value
	SHORT-TERM INVESTMENTS - 0.7%
2,038,511	HighMark Treasury Plus Money Market Fund
	to yield 0.02%**, 12/31/2030 (Cost $2,038,511)	$ 2,038,511

	TOTAL INVESTMENTS - 100.1% (Cost $241,257,683) (a)	$ 271,136,041
	OTHER ASSETS & LIABILITIES - (0.1)%	(371,914)
	NET ASSETS - 100.0%	$ 270,764,127

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $247,636,355 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 24,572,128
	Unrealized Depreciation:	(1,072,442)
	Net Unrealized Appreciation:	$ 23,499,686

* Non-Income producing security.
+ Affiliated company - The Arrow DWA Balanced Fund holds in excess of 5% of the outstanding voting securities of this exchange traded fund.
** Money market fund; interest rate reflects seven-day effective yield on July 31, 2010.

See accompanying notes to financial statements.

Arrow DWA Tactical Fund
PORTFOLIO OF INVESTMENTS
July 31, 2010
Shares		Value
	EXCHANGE TRADED FUNDS - 99.8%
	COMMODITY FUNDS - 27.1%
229,500	iShares COMEX Gold Trust *	$ 2,653,020
38,500	iShares Silver Trust *	676,830
164,100	PowerShares DB Gold Fund *	6,880,713
82,800	PowerShares DB Precious Metals Fund *	3,321,108
185,500	PowerShares DB Silver Fund * +	5,897,045
		19,428,716
	DEBT FUNDS - 9.0%
64,500	iShares Barclays 20+ Year Treasury Bond Fund	6,480,960

	EQUITY FUNDS - 63.7%
128,850	iShares Cohen & Steers Realty Majors Index Fund	7,803,156
154,050	iShares Dow Jones US Real Estate Index Fund	7,962,844
223,050	Powershares Active AlphaQ Fund * +	5,266,211
44,300	Powershares QQQ	2,029,383
244,900	SPDR Consumer Discretionary Select Sector Fund	7,699,656
146,600	SPDR DJ REIT ETF	8,219,862
106,650	Vanguard Small-Cap Growth ETF	6,711,485
		45,692,597

	TOTAL EXCHANGE TRADED FUNDS (Cost $70,275,500)	71,602,273

Arrow DWA Tactical Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2010
Shares		Value
	SHORT-TERM INVESTMENTS - 1.7%
1,191,836	HighMark Treasury Plus Money Market Fund
	to yield 0.02%**, 12/31/2030 (Cost $1,191,836)	$ 1,191,836

	TOTAL INVESTMENTS - 101.5% (Cost $71,467,336) (a)	$ 72,794,109
	OTHER ASSETS & LIABILITIES - (1.5)%	(1,044,105)
	NET ASSETS - 100.0%	$ 71,750,004

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $71,782,357 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 1,587,916
	Unrealized Depreciation:	(576,164)
	Net Unrealized Appreciation:	$ 1,011,752

* Non-Income producing security.
+ Affiliated company - The Arrow DWA Tactical Fund holds in excess of 5% of the outstanding voting securities of this exchange traded fund.
** Money market fund; interest rate reflects seven-day effective yield on July 31, 2010.

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
July 31, 2010
Shares		Value
	COMMON STOCKS - 40.5%^
	ADVERTISING - 0.4%
1,800	Harte-Hanks, Inc.	$ 20,304
4,300	inVentiv Health, Inc. *	111,542
600	Omnicom Group, Inc.	22,356
		154,202
	AEROSPACE/DEFENSE - 0.4%
1,200	Argon ST, Inc. *	41,364
2,400	GenCorp, Inc. *	12,624
400	General Dynamics Corp.	24,500
500	L-3 Communications Holdings, Inc.	36,520
400	Northrop Grumman Corp.	23,456
800	Raytheon Co.	37,016
		175,480
	AGRICULTURE - 0.9%
6,200	Alliance One International, Inc. *	23,374
3,600	Altria Group, Inc.	79,776
1,400	Archer-Daniels-Midland Co.	38,304
700	Lorillard, Inc.	53,368
2,200	Philip Morris International, Inc.	112,288
1,100	Reynolds American, Inc.	63,602
400	Universal Corp.	17,740
		388,452
	AIRLINES - 1.3%
6,400	AirTran Holdings, Inc. *	30,848
1,400	Alaska Air Group, Inc. *	72,226
800	Allegiant Travel Co.	35,512
6,000	Continental Airlines, Inc. *	150,120
12,200	JetBlue Airways Corp. *	78,446
3,700	Skywest, Inc.	46,065
12,700	Southwest Airlines Co.	153,035
		566,252
	APPAREL - 0.4%
600	Carter's, Inc. *	14,544
700	Coach, Inc.	25,879
600	Hanesbrands, Inc. *	15,030
900	K-Swiss, Inc. - Cl. A *	10,755
800	Oxford Industries, Inc.	17,920
200	Polo Ralph Lauren Corp.	15,802
4,400	Quiksilver, Inc. *	19,668
300	Skechers U.S.A., Inc. - Cl. A *	11,127
400	VF Corp.	31,732
		162,457

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2010
Shares		Value
	AUTO MANUFACTURERS - 0.5%
15,500	Ford Motor Co. *	$ 197,935
1,000	Oshkosh Corp. *	34,380
		232,315
	AUTO PARTS & EQUIPMENT - 0.3%
4,600	ATC Technology Corp. *	110,308

	BANKS - 1.9%
9,500	Bank of America Corp.	133,380
1,800	Boston Private Financial Holdings, Inc.	11,898
3,800	Capital One Financial Corp.	160,854
1,800	Cathay General Bancorp	21,168
3,600	Citigroup, Inc. *	14,760
4,200	Fifth Third Bancorp	53,382
1	First Horizon National Corp. *	11
1,000	First Midwest Bancorp, Inc.	12,580
2,300	Fulton Financial Corp.	20,953
5,700	Huntington Bancshares, Inc.	34,542
5,400	KeyCorp	45,684
5,900	Marshall & Ilsley Corp.	41,477
1,700	National Penn Bancshares, Inc.	11,322
500	PNC Financial Services Group, Inc.	29,695
7,000	Regions Financial Corp.	51,310
600	S&T Bancorp, Inc.	12,180
1,800	SunTrust Banks, Inc.	46,710
2,500	Susquehanna Bancshares, Inc.	21,625
11,900	Synovus Financial Corp.	31,178
1,200	Umpqua Holdings Corp.	15,036
1,900	Whitney Holding Corp.	15,428
1,100	Zions Bancorporation	24,409
		809,582
	BEVERAGES - 0.8%
1,500	Coca-Cola Co. (The)	82,665
3,100	Coca-Cola Enterprises, Inc.	88,970
3,300	Constellation Brands, Inc. *	56,298
900	Dr Pepper Snapple Group, Inc.	33,795
300	Molson Coors Brewing Co.	13,503
1,100	PepsiCo, Inc.	71,401
		346,632
	BIOTECHNOLOGY - 0.0%
600	Martek Biosciences Corp. *	12,414

	CHEMICALS - 0.9%
2,100	Airgas, Inc.	137,109

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2010
Shares		Value
	CHEMICALS (Continued) - 0.9%
1,000	Ashland, Inc.	$ 50,850
800	Cabot Corp.	23,600
300	Cytec Industries, Inc.	14,976
3,600	Dow Chemical Co. (The)	98,388
600	EI du Pont de Nemours & Co.	24,402
1,500	PolyOne Corp. *	15,465
		364,790
	COAL - 0.1%
900	Massey Energy Co.	27,522

	COMMERCIAL SERVICES - 0.8%
1,700	AMN Healthcare Services, Inc. *	10,234
300	Automatic Data Processing, Inc.	12,381
400	Consolidated Graphics, Inc. *	17,188
1,400	Cross Country Healthcare, Inc. *	12,432
1,200	Deluxe Corp.	24,696
300	Global Payments, Inc.	11,319
2,400	Hewitt Associates, Inc. - Cl. A *	117,840
500	Lender Processing Services, Inc.	15,970
1,700	Monster Worldwide, Inc. *	23,324
3,000	RR Donnelley & Sons Co.	50,610
1,100	Total System Services, Inc.	16,401
1,100	United Rentals, Inc. *	14,498
800	Western Union Co. (The)	12,984
		339,877
	COMPUTERS - 0.8%
2,500	Cadence Design Systems, Inc. *	17,400
4,400	Ciber, Inc. *	14,652
900	Computer Sciences Corp.	40,797
8,900	Dell, Inc. *	117,836
1,400	Insight Enterprises, Inc. *	20,398
1,100	Lexmark International, Inc. *	40,425
1,800	SanDisk Corp. *	78,660
800	SRA International, Inc. - Cl. A *	17,776
400	Western Digital Corp. *	10,556
		358,500
	COSMETICS/PERSONAL CARE - 0.7%
900	Alberto-Culver Co.	26,343
2,500	Avon Products, Inc.	77,825
1,100	Estee Lauder Cos, Inc. (The)	68,475
1,800	Procter & Gamble Co. (The)	110,088
		282,731

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2010
Shares		Value
	DISTRIBUTION/WHOLESALE - 0.7%
400	Fossil, Inc. *	$ 15,840
3,700	Genuine Parts Co.	158,471
4,300	LKQ Corp. *	85,054
1,100	Pool Corp.	24,343
600	School Specialty, Inc. *	11,502
		295,210
	DIVERSIFIED FINANCIAL SERVICE - 1.1%
1,700	American Express Co.	75,888
5,400	AmeriCredit Corp. *	130,194
3,100	Discover Financial Services	47,337
1,200	E*Trade Financial Corp. *	17,556
21,200	GLG Partners, Inc. *	93,492
1,600	Legg Mason, Inc.	46,224
1,000	National Financial Partners Corp. *	10,730
4,300	SLM Corp. *	51,600
1	Stifel Financial Corp. *	40
		473,061
	ELECTRIC - 2.3%
7,800	Allegheny Energy, Inc.	177,840
500	Allete, Inc.	18,030
3,100	Ameren Corp.	78,647
500	American Electric Power Co., Inc.	17,990
500	Avista Corp.	10,460
700	Black Hills Corp.	22,344
400	Consolidated Edison, Inc.	18,448
400	Dominion Resources, Inc./VA	16,796
300	DTE Energy Co.	13,848
3,200	Duke Energy Corp.	54,720
900	Edison International	29,835
600	El Paso Electric Co. *	12,900
300	Entergy Corp.	23,253
700	Exelon Corp.	29,281
900	FirstEnergy Corp.	33,930
2,100	Great Plains Energy, Inc.	37,674
1,000	Integrys Energy Group, Inc.	47,350
3,700	Maine & Maritimes Corp.	165,020
2,700	Pepco Holdings, Inc.	45,657
400	Pinnacle West Capital Corp.	15,236
2,000	PNM Resources, Inc.	23,660
500	Progress Energy, Inc.	21,055
300	Southern Co.	10,599
2,500	TECO Energy, Inc.	40,850
400	Westar Energy, Inc.	9,552

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2010
Shares		Value
	ELECTRIC (Continued) - 2.3%
700	Xcel Energy, Inc.	$ 15,393
		990,368
	ELECTRICAL COMPONENT & EQUIPMENT - 0.4%
500	AMETEK, Inc.	22,135
400	Belden, Inc.	9,556
1,300	Emerson Electric Co.	64,402
500	Energizer Holdings, Inc. *	30,760
500	Hubbell, Inc. - Cl. B	23,595
		150,448
	ELECTRONICS - 0.3%
500	Brady Corp. - Cl. A	13,905
1,700	Cogent, Inc. *	15,283
2,100	Jabil Circuit, Inc.	30,471
800	Newport Corp. *	10,184
400	Rogers Corp. *	12,380
500	Tech Data Corp. *	19,780
400	Thomas & Betts Corp. *	15,856
1,300	Vishay Intertechnology, Inc. *	11,037
342	Vishay Precision Group, Inc. *	4,326
400	Watts Water Technologies, Inc.	12,880
		146,102
	ENGINEERING & CONSTRUCTION - 0.3%
2,900	Stanley, Inc. *	108,315

	ENTERTAINMENT - 0.0%
1,400	Shuffle Master, Inc. *	12,306

	ENVIRONMENTAL CONTROL - 0.0%
700	Mine Safety Appliances Co.	17,535

	FOOD - 1.3%
900	ConAgra Foods, Inc.	21,132
700	Corn Products International, Inc.	23,338
1,400	Dean Foods Co. *	16,044
600	General Mills, Inc.	20,520
1,200	Hershey Co. (The)	56,400
500	HJ Heinz Co.	22,240
400	JM Smucker Co. (The)	24,572
400	Kellogg Co.	20,020
1,600	Kraft Foods, Inc. - Cl. A	46,736
500	Nash Finch Co.	19,660
5,400	Sara Lee Corp.	79,866
2,200	Smithfield Foods, Inc. *	31,350

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2010
Shares		Value
	FOOD (Continued) - 1.3%
3,600	SUPERVALU, Inc.	$ 40,608
1,900	Sysco Corp.	58,843
2,900	Tyson Foods, Inc. - Cl. A	50,779
700	Whole Foods Market, Inc. *	26,579
		558,687
	FOREST PRODUCTS & PAPER - 0.1%
900	International Paper Co.	21,780
1	Weyerhaeuser Co.	16
		21,796
	GAS - 0.6%
500	AGL Resources, Inc.	19,000
800	Atmos Energy Corp.	23,200
1,700	CenterPoint Energy, Inc.	24,191
500	Nicor, Inc.	21,895
3,900	NiSource, Inc.	64,350
700	Piedmont Natural Gas Co., Inc.	18,634
1,000	Questar Corp.	16,450
700	UGI Corp.	18,872
400	Vectren Corp.	9,908
600	WGL Holdings, Inc.	21,648
		238,148
	HAND/MACHINE TOOLS - 0.1%
300	Baldor Electric Co.	11,466
300	Regal-Beloit Corp.	18,249
		29,715
	HEALTHCARE-PRODUCTS - 0.7%
9,200	Boston Scientific Corp. *	51,520
700	Conmed Corp. *	13,461
900	Cooper Cos, Inc. (The)	34,974
500	Cyberonics, Inc. *	11,910
700	Invacare Corp.	16,681
600	Johnson & Johnson	34,854
800	Kinetic Concepts, Inc. *	28,408
1,400	Patterson Cos, Inc.	37,352
1,000	Zimmer Holdings, Inc. *	52,990
		282,150
	HEALTHCARE-SERVICES - 1.5%
1,500	Aetna, Inc.	41,775
400	Community Health Systems, Inc. *	12,972
2,200	Coventry Health Care, Inc. *	43,626
4,100	Health Management Associates, Inc. *	29,356
1,400	Health Net, Inc. *	32,970
1,300	Healthways, Inc. *	18,512

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2010
Shares		Value
	HEALTHCARE-SERVICES (Continued) - 1.5%
1,600	Kindred Healthcare, Inc. *	$ 21,280
3,300	Odyssey HealthCare, Inc. *	88,308
2,900	Psychiatric Solutions, Inc. *	96,106
4,400	Tenet Healthcare Corp. *	20,240
5,200	UnitedHealth Group, Inc.	158,340
800	WellCare Health Plans, Inc. *	20,632
800	WellPoint, Inc. *	40,576
		624,693
	HOME BUILDERS - 0.3%
1,400	DR Horton, Inc.	15,428
900	KB Home	10,242
900	Lennar Corp. - Cl. A	13,293
2,700	Pulte Group, Inc. *	23,706
1,000	Thor Industries, Inc.	27,840
600	Toll Brothers, Inc. *	10,416
2,100	Winnebago Industries, Inc. *	21,945
		122,870
	HOME FURNISHINGS - 0.1%
4,600	Audiovox Corp. - Cl. A *	34,270
400	Harman International Industries, Inc. *	12,164
		46,434
	HOUSEHOLD PRODUCTS/WARES - 0.4%
1,400	Avery Dennison Corp.	50,190
1,400	Central Garden and Pet Co. *	14,154
500	Clorox Co.	32,440
900	Kimberly-Clark Corp.	57,708
		154,492
	INSURANCE - 1.5%
600	ACE, Ltd.	31,848
1,300	American International Group, Inc. *	50,011
500	Assurant, Inc.	18,645
300	Chubb Corp.	15,789
300	Everest Re Group, Ltd.	23,286
3,100	Genworth Financial, Inc. - Cl. A *	42,098
2,400	Hartford Financial Services Group, Inc.	56,184
800	Loews Corp.	29,720
4,400	NYMAGIC, Inc.	112,200
800	Principal Financial Group, Inc.	20,488
1,800	Protective Life Corp.	40,482
300	Prudential Financial, Inc.	17,187
500	Reinsurance Group of America, Inc.	23,990
700	Selective Insurance Group, Inc.	10,892
300	Torchmark Corp.	15,921

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2010
Shares		Value
	INSURANCE (Continued) - 1.5%
500	Transatlantic Holdings, Inc.	$ 23,905
1,200	Unitrin, Inc.	33,348
1,000	Unum Group	22,820
3,500	XL Group Plc	62,055
		650,869
	INTERNET - 1.0%
9,000	Alloy, Inc. *	85,410
5,100	eBay, Inc. *	106,641
1,400	eResearchTechnology, Inc. *	11,340
500	Expedia, Inc.	11,340
13,100	Health Grades, Inc. *	106,765
1,700	Symantec Corp. *	22,049
1,700	United Online, Inc.	10,744
4,700	Yahoo!, Inc. *	65,236
		419,525
	LEISURE TIME - 0.5%
1,400	Arctic Cat, Inc. *	13,930
2,300	Brunswick Corp.	38,916
1,900	Callaway Golf Co.	12,825
4,400	Harley-Davidson, Inc.	119,812
500	Polaris Industries, Inc.	29,850
		215,333
	LODGING - 0.1%
2,700	Boyd Gaming Corp. *	22,842

	MACHINERY-CONSTRUCTION & MINING - 0.1%
400	Caterpillar, Inc.	27,900
1,500	Terex Corp. *	29,610
		57,510
	MACHINERY-DIVERSIFIED - 0.3%
900	Albany International Corp. - Cl. A	16,515
1,100	Briggs & Stratton Corp.	20,867
300	Cascade Corp.	11,451
600	Cognex Corp.	11,190
1,300	Intermec, Inc. *	13,650
500	Rockwell Automation, Inc.	27,075
400	Roper Industries, Inc.	25,000
		125,748
	MEDIA - 1.4%
5,500	CBS Corp. - Cl. B	81,290
1,300	Comcast Corp. - Cl. A	25,311
59,400	Emmis Communications Corp. - Cl. A *	116,424
2,000	EW Scripps Co. - Cl. A *	15,720

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2010
Shares		Value
	MEDIA (Continued) - 1.4%
3,900	Gannett Co., Inc.	$ 51,402
300	John Wiley & Sons, Inc. - Cl. A	11,814
800	McGraw-Hill Cos Inc. (The)	24,552
3,700	New York Times Co. (The) - Cl. A *	32,338
1,500	News Corp. - Cl. A	19,575
10,900	Playboy Enterprises, Inc. - Cl. B *	58,969
600	Scholastic Corp.	15,198
300	Time Warner Cable, Inc.	17,151
2,200	Time Warner, Inc.	69,212
600	Viacom, Inc. - Cl. B	19,824
900	Walt Disney Co. (The)	30,321
		589,101
	METAL FABRICATE/HARDWARE - 0.0%
400	Timken Co.	13,448

	MINING - 0.3%
5,900	Alcoa, Inc.	65,903
1,400	Century Aluminum Co. *	14,602
400	Freeport-McMoRan Copper & Gold, Inc.	28,616
		109,121
	MISCELLANEOUS MANUFACTURING - 1.9%
1,200	Actuant Corp. - Cl. A	24,744
300	Acuity Brands, Inc.	12,639
500	Aptargroup, Inc.	21,535
400	Danaher Corp.	15,364
9,700	Eastman Kodak Co. *	38,509
300	Eaton Corp.	23,538
3,000	Federal Signal Corp.	17,880
19,400	General Electric Co.	312,728
1,000	Harsco Corp.	23,160
1,000	Honeywell International, Inc.	42,860
600	Illinois Tool Works, Inc.	26,100
1,600	Myers Industries, Inc.	12,656
300	SPX Corp.	17,868
400	Standex International Corp.	12,008
1,000	Sturm Ruger & Co., Inc.	14,000
2,100	Textron, Inc.	43,596
3,402	Tyco International, Ltd.	130,229
		789,414
	OFFICE FURNISHINGS - 0.1%
1,000	Herman Miller, Inc.	17,200
700	HNI Corp.	18,088
		35,288

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2010
Shares		Value
	OFFICE/BUSINESS EQUIPMENT - 0.0%
800	Pitney Bowes, Inc.	$ 19,528

	OIL & GAS - 1.1%
700	ConocoPhillips	38,654
700	Exxon Mobil Corp.	41,787
1,100	Forest Oil Corp. *	31,449
5,500	Mariner Energy, Inc. *	131,395
2,300	Nabors Industries, Ltd. *	42,343
1,600	Patterson-UTI Energy, Inc.	26,288
400	Petroleum Development Corp. *	11,656
2,300	Petroquest Energy, Inc. *	15,272
1,700	Quicksilver Resources, Inc. *	21,403
0	SandRidge Energy, Inc. *	2
1,500	Stone Energy Corp. *	17,640
1,000	Sunoco, Inc.	35,670
800	Swift Energy Co. *	20,744
3,300	Valero Energy Corp.	56,067
		490,370
	OIL & GAS SERVICES - 0.8%
46,000	Boots & Coots, Inc. *	137,080
1,500	Helix Energy Solutions Group, Inc. *	14,085
500	National Oilwell Varco, Inc.	19,580
3,700	Smith International, Inc.	153,476
		324,221
	PACKAGING & CONTAINERS - 0.5%
500	Ball Corp.	29,120
900	Bemis Co., Inc.	26,964
400	Owens-Illinois, Inc. *	11,060
800	Packaging Corp. of America	19,200
800	Pactiv Corp. *	24,336
300	Rock-Tenn Co. - Cl. A	15,966
1,500	Sealed Air Corp.	32,445
800	Sonoco Products Co.	26,160
1,000	Temple-Inland, Inc.	20,060
		205,311
	PHARMACEUTICALS - 1.2%
500	Abbott Laboratories	24,540
700	Bristol-Myers Squibb Co.	17,444
1,900	Cardinal Health, Inc.	61,313
700	Eli Lilly & Co.	24,920
500	Endo Pharmaceuticals Holdings, Inc. *	12,005
2,000	King Pharmaceuticals, Inc. *	17,520
400	McKesson Corp.	25,128

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2010
Shares		Value
	PHARMACEUTICALS (Continued) - 1.2%
1,000	Medicis Pharmaceutical Corp. - Cl. A	$ 25,350
800	Merck & Co., Inc.	27,568
3,000	NBTY, Inc. *	161,670
900	Omnicare, Inc.	22,167
3,884	Pfizer, Inc.	58,260
400	Salix Pharmaceuticals, Ltd. *	16,964
2,100	Viropharma, Inc. *	27,657
		522,506
	PIPELINES - 0.1%
500	Oneok, Inc.	23,265

	REAL ESTATE - 0.5%
6,400	CB Richard Ellis Group, Inc. - Cl. A *	108,800
2,300	Forestar Group, Inc. *	37,053
1,100	Jones Lang LaSalle, Inc.	85,206
		231,059
	REITS - 0.6%
900	Colonial Properties Trust	14,508
2,000	Cousins Properties, Inc.	13,700
2,800	Duke Realty Corp.	33,488
2,800	Kimco Realty Corp.	42,196
2,800	Kite Realty Group Trust	12,992
2,700	Lexington Realty Trust	17,361
1,105	Macerich Co. (The)	45,802
1,400	Pennsylvania Real Estate Investment Trust	17,206
4,500	ProLogis	48,870
		246,123
	RETAIL - 1.0%
900	AnnTaylor Stores Corp. *	15,786
700	Cabela's, Inc. *	10,913
400	Cash America International, Inc.	13,400
2,200	Chico's FAS, Inc.	20,614
700	Gap, Inc. (The)	12,677
700	JC Penney Co., Inc.	17,241
400	Landry's Restaurants, Inc. *	9,796
3,800	Liz Claiborne, Inc. *	18,012
3,700	Macy's, Inc.	69,005
3,200	Office Depot, Inc. *	13,824
1,200	OfficeMax, Inc. *	17,148
300	Phillips-Van Heusen Corp.	15,567
700	Red Robin Gourmet Burgers, Inc. *	14,938
2,100	Ruby Tuesday, Inc. *	21,462
2,700	Saks, Inc. *	22,167

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2010
Shares		Value
	RETAIL (Continued) - 1.0%
2,600	Walgreen Co.	$ 74,230
7,000	Wendy's/Arby's Group, Inc. - Cl. A	30,520
1,200	Williams-Sonoma, Inc.	32,052
		429,352
	SAVINGS & LOANS - 0.0%
1,500	Astoria Financial Corp.	19,860

	SEMICONDUCTORS - 0.8%
4,900	Advanced Micro Devices, Inc. *	36,701
1,000	ATMI, Inc. *	14,840
700	Cohu, Inc.	10,976
3,500	Fairchild Semiconductor International, Inc. - Cl. A *	31,780
2,800	Intel, Corp.	57,680
1,100	International Rectifier Corp. *	21,483
1,500	Kulicke & Soffa Industries, Inc. *	10,080
8,300	LSI Corp. *	33,449
10,600	Micron Technology, Inc. *	77,168
2,600	Teradyne, Inc. *	27,976
1,200	Texas Instruments, Inc.	29,628
		351,761
	SOFTWARE - 1.5%
1,500	Acxiom Corp. *	23,010
900	Avid Technology, Inc. *	11,637
13,400	Bowne & Co., Inc.	151,554
1,500	CA, Inc.	29,340
4,800	Eclipsys Corp. *	94,608
1,600	Electronic Arts, Inc. *	25,488
1,600	Epicor Software Corp. *	12,384
800	Fair Isaac Corp.	19,080
555	Fidelity National Information Services, Inc.	15,912
4,400	Microsoft Corp.	113,564
8,200	Phase Forward, Inc. *	137,760
1,000	Take-Two Interactive Software, Inc. *	10,250
2,300	THQ, Inc. *	10,488
		655,075
	TELECOMMUNICATIONS - 3.2%
10,500	ADC Telecommunications, Inc. *	133,665
2,800	American Tower Corp. - Cl. A *	129,472
1,400	Arris Group, Inc. *	13,048
1,400	CenturyLink, Inc.	49,868
6,800	Cincinnati Bell, Inc. *	20,128
1,500	Corning, Inc.	27,180
6,800	CPI International, Inc. *	95,676

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2010
Shares		Value
	TELECOMMUNICATIONS (Continued) - 3.2%
2,900	Frontier Communications Corp.	$ 22,156
1,600	JDS Uniphase Corp. *	17,360
8,500	MetroPCS Communications, Inc. *	76,075
11,700	Motorola, Inc. *	87,633
1,900	NTELOS Holdings Corp.	35,549
28,400	Qwest Communications International, Inc.	160,744
50,300	Sprint Nextel Corp. *	229,871
2,200	Syniverse Holdings, Inc. *	49,126
1,500	Telephone & Data Systems, Inc.	51,195
1,800	USA Mobility, Inc.	26,694
3,600	Verizon Communications, Inc.	104,616
1,600	Windstream Corp.	18,240
		1,348,296
	TOYS/GAMES/HOBBIES - 0.4%
1,000	Hasbro, Inc.	42,150
1,400	Jakks Pacific, Inc. *	22,092
3,100	Mattel, Inc.	65,596
1,500	RC2 Corp. *	24,825
		154,663
	TRANSPORTATION - 0.3%
800	Alexander & Baldwin, Inc.	26,840
300	Kansas City Southern *	11,010
1,000	Norfolk Southern Corp.	56,270
400	Ryder System, Inc.	17,468
300	Tidewater, Inc.	12,294
500	Werner Enterprises, Inc.	11,515
		135,397
	WATER - 0.9%
2,100	American States Water Co.	74,088
9,800	Aqua America, Inc.	191,002
9,900	Southwest Water Co.	107,415
		372,505

	TOTAL COMMON STOCKS (Cost $16,802,334)	17,161,335

	EXCHANGE TRADED FUNDS - 12.9%^
1,300	Claymore/BNY Mellon Frontier Markets ETF	26,494
4,000	iShares Barclays TIPS Bond Fund	425,480
8,900	iShares iBoxx $ High Yield Corporate Bond Fund	788,718
550	iShares iBoxx Investment Grade Corporate Bond Fund	60,665
4,712	iShares JPMorgan USD Emerging Markets Bond Fund	508,425
3,500	iShares S&P National Municipal Bond Fund	367,850
16,624	PowerShares Emerging Markets Sovereign Debt Portfolio	449,347

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2010
Shares		Value
	EXCHANGE TRADED FUNDS (Continued) - 12.9%^
6,402	PowerShares High Yield Corporate Bond Portfolio	$ 115,684
5,200	Rydex S&P 500 Pure Growth ETF	179,649
7,200	Rydex S&P 500 Pure Value ETF	180,144
2,900	Rydex S&P Midcap 400 Pure Growth ETF	178,263
3,100	Rydex S&P SmallCap 600 Pure Value ETF	178,653
5,000	SPDR Barclays Capital High Yield Bond ETF	197,150
29,703	SPDR DB International Government Inflation-Protected Bond ETF	1,620,447
1,300	SPDR S&P MidCap 400 ETF Trust	179,335
	TOTAL EXCHANGE TRADED
	FUNDS (Cost $5,125,587)	5,456,304

Contracts ***
	PURCHASED OPTIONS - 0.0%
300	CBOE SPX Volatility Index - Call
	Expiration September 2010, Exercise Price $65 (Cost $25,101)	4,500

Principal		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 27.3%^
$ 765,000	Federal Farm Credit Bank, 4.90% due 4/15/2015	871,947
500,000	Federal National Mortgage Association, 6.250% due 2/1/2011	514,050
272,200	Federal National Mortgage Association, Pool 357919, 5.500% due 8/1/2020	294,989
17,729	Federal National Mortgage Association, Pool 905090, 5.500% due 10/1/2021	19,188
69,214	Federal National Mortgage Association, Pool 950647, 5.500% due 8/1/2022	74,969
1,919,826	FGLMC Pool A86274, 4.500% due 5/1/2039	2,010,499
959,601	FNCI Pool 745418, 5.500% due 4/1/2036	1,035,256
1,052,191	FNCL Pool 257157, 4.000% due 3/1/2023	1,103,254
123,000	Freddie Mac, 5.000% due 11/13/2014	140,209
1,000,000	United States Treasury Inflation Indexed Bonds, 1.625% due 1/15/2018	1,099,908
2,500,000	United States Treasury Inflation Indexed Bonds, 3.875% due 4/15/2029	4,402,890
	TOTAL U.S. GOVERNMENT AND AGENCY
	OBLIGATIONS (Cost $10,918,585)	11,567,159

	CORPORATE BONDS AND NOTES - 2.2%^
130,000	Anheuser-Busch Co., 6.875% due 11/15/2019 +	154,027
300,000	Ford Motor Co., 4.250% due 12/15/2036	459,750
50,000	Kinder Morgan Energy Partners, 9.000% due 2/1/2019	64,142
205,000	Wyeth, 6.000% due 2/15/2036	236,000
	TOTAL CORPORATE BONDS AND NOTES
	(Cost $636,404)	913,919

	STRUCTURED NOTES - 8.2%^
3,500,000	Leveraged Structured Note - TVICER, 0.00% due 8/8/2011 (Cost $3,500,000)	3,476,309

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2010
Shares		Value
	SHORT-TERM INVESTMENTS - 10.9%^
4,597,196	HighMark Treasury Plus Money Market Fund
	to yield 0.02%**, 12/31/2030 (Cost $4,597,196)	$ 4,597,196

	TOTAL INVESTMENTS - 102.0% (Cost $41,605,207) (a)	$ 43,176,722
	OTHER ASSETS & LIABILITIES - (2.0)%	(839,294)
	NET ASSETS - 100.0%	$ 42,337,428

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $41,821,622
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation	$ 2,150,775
	Unrealized Depreciation	(795,675)
	Net Unrealized Appreciation	$ 1,355,100
*	Non-Income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on July 31, 2010.
^	All or a portion of each of these securities may be segregated as collateral for open futures/swaps contracts.
+	144A Security
***	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

Long (Short)		Unrealized
Contracts		Gain / (Loss)
	OPEN LONG FUTURES CONTRACTS
26	CBOE VIX Future August 2010	50,350
	(Underlying Face Amount at Value $635,700)

	Net Unrealized Gain from Open Long Futures Contracts	$ 50,350

	OPEN SHORT FUTURES CONTRACTS
(13)	CBOE VIX Future September 2010	54,220
	(Underlying Face Amount at Value $371,800)
(115)	S&P E-Mini Future September 2010	(82,888)
	(Underlying Face Amount at Value $6,314,938)
(44)	US 5 Year Note September 2010	(138,876)
	(Underlying Face Amount at Value $5,272,432)
(22)	US 10 Year Note Future September 2010	(77,172)
	(Underlying Face Amount at Value $2,723,886)

	Net Unrealized Loss from Open Short Futures Contracts	$ (244,716)

	Total Net Unrealized Loss from Open Futures Contracts	$ (194,366)

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2010
Unrealized
Gain / (Loss)
SHORT EQUITY BASKET SWAP
Short Equity Basket Swap, Goldman Sachs - 13 month agreement [monthly reset]
to receive depreciation of custom stock basket vs. appreciation of custom stock basket plus 1month LIBOR - 70 Bps.
(Notional Amount $8,220,267)	$ (13,966)

Unrealized Loss from Equity Basket Swap	$ (13,966)

LONG VARIANCE SWAPS
KOSPI 200 Variance Swap, Goldman Sachs - December 9, 2010
to receive payment if realized volatility for duration of agreement is less than strike price, to make payment if realized volatility for duration of agreement is higher than strike price
(Notional Amount $766,195)	$ (446,579)

Nikkei 225 Variance Swap, Goldman Sachs - August 13, 2010
to receive payment if realized volatility for duration of agreement is less than strike price, to make payment if realized volatility for duration of agreement is higher than strike price
(Notional Amount $109,309)	17,063

Unrealized Loss from Short Variance Swaps	$ (429,516)

Total Net Unrealized Loss on Swaps	$ (443,482)

See accompanying notes to financial statements.

Arrow Managed Futures Trend Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
July 31, 2010
Principal		Value

STRUCTURED NOTES - 4.9%
$ 200,000	Structured Note - TVICER, 0.00% due 6/21/2011
	(Cost $200,000)	$ 192,541

Shares
SHORT-TERM INVESTMENTS - 0.7%
27,217	HighMark Treasury Plus Money Market Fund
	to yield 0.02%**, 12/31/2030 (Cost $27,217)	27,217

	TOTAL INVESTMENTS - 5.6% (Cost $227,217) (a)	$ 219,758
	OTHER ASSETS & LIABILITIES - 94.4%	3,698,276
	NET ASSETS - 100.0%	$ 3,918,034

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $227,217 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ -
	Unrealized Depreciation:	(7,459)
	Net Unrealized Depreciation:	$ (7,459)

** Money market fund; interest rate reflects seven-day effective yield on July 31, 2010.
Unrealized
Gain / (Loss)
LONG SWAPS
TVICER Swap, RBS Securities, Inc. - August 8, 2011
to receive payment if realized volatility for duration of agreement is less than strike price, to make payment if realized volatility for duration of agreement is higher than strike price
	(Notional Amount $4,000,000)	$ (9,024)

	Total Net Unrealized Loss on Swaps	$ (9,024)

See accompanying notes to financial statements.

The Arrow Funds
STATEMENTS OF ASSETS AND LIABILITIES
July 31, 2010
			Arrow	Arrow Managed
	Arrow DWA	Arrow DWA	Alternative	Futures Trend
	Balanced Fund	Tactical Fund	Solutions Fund *	Fund *
ASSETS
Investment securities:
Unaffiliated companies, At cost	$ 212,869,323	$ 60,590,963	$ 41,605,207	$ 227,217
Affiliated securities, At cost	28,388,360	10,876,373	-	-
Total securities, At cost	241,257,683	71,467,336	41,605,207	227,217
Unaffiliated companies, At value	$ 232,170,113	$ 61,630,853	$ 43,176,722	$ 219,758
Affiliated companies, At value	38,965,928	11,163,256	-	-
Total investments, At value	271,136,041	72,794,109	43,176,722	219,758
Cash	-	-	44,473	250,000
Receivable for securities sold	-	-	7,511,297	2,856,551
Receivable for Fund shares sold	514,898	179,450	3,937	9,400
Dividends and interest receivable	36	10	105,782	71
Due from advisor	-	-	-	30,997
Deposits with brokers	-	-	1,189,091	600,000
Unrealized appreciation on swap contracts	-	-	17,063	-
Prepaid expenses and other assets	62,796	43,136	40,305	-
TOTAL ASSETS	271,713,771	73,016,705	52,088,670	3,966,777

LIABILITIES
Payable for investments purchased	381,272	530,057	7,849,937	-
Fund shares repurchased	151,822	617,960	139,289	-
Investment advisory fees payable	224,388	61,208	28,450	-
Distribution (12b-1) fees payable	111,432	30,527	11,878	904
Fees payable to other affiliates	46,881	5,233	12,305	5,137
Unrealized depreciation on swap contracts	-	-	460,545	9,024
Due to broker - Variation margin	-	-	48,100	-
Unrealized depreciation on open forward foreign
currency contracts	-	-	1,839	-
Due to broker, for settlement of swap contract	-	-	910,565	-
Due to custodian	-	-	247,873	-
Accrued expenses and other liabilities	33,849	21,716	40,461	33,678
TOTAL LIABILITIES	949,644	1,266,701	9,751,242	48,743
NET ASSETS	$ 270,764,127	$ 71,750,004	$ 42,337,428	$ 3,918,034

Net Assets Consist Of:
Paid in capital
[$0 par value, unlimited shares authorized]	$ 309,457,557	$ 74,792,282	$ 48,458,174	$ 4,077,966
Accumulated net investment income (loss)	(437,436)	-	444,734	-
Accumulated net realized loss from
security transactions, futures contracts,
written options and foreign currency transactions	(68,134,352)	(4,369,051)	(7,497,308)	(143,449)
Net unrealized appreciation (depreciation) of
investments, futures contracts, swaps,
options written and foreign currency transactions	29,878,358	1,326,773	931,828	(16,483)
NET ASSETS	$ 270,764,127	$ 71,750,004	$ 42,337,428	$ 3,918,034

See accompanying notes to financial statements.

The Arrow Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
July 31, 2010
				Arrow
			Arrow	Managed
	Arrow DWA	Arrow DWA	Alternative	Futures Trend
	Balanced Fund	Tactical Fund	Solutions Fund *	Fund *
Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 171,561,923	$ 46,097,046	$ 36,455,288	$ 3,738,091
Shares of beneficial interest outstanding	15,648,544	5,929,530	4,476,594	391,238
Net asset value (Net assets ÷ Shares outstanding),
and redemption price per share (a)	$ 10.96	$ 7.77	$ 8.14	$ 9.55
Maximum offering price per share (maximum sales
charges of 5.75%) (b)	$ 11.63	$ 8.24	$ 8.64	$ 10.13
Class C Shares:
Net Assets	$ 99,202,204	$ 25,652,958	$ 5,882,140	$ 179,943
Shares of beneficial interest outstanding	9,161,534	3,341,541	733,546	18,849
Net asset value (Net assets ÷ Shares outstanding),
offering price and redemption price per (a)	$ 10.83	$ 7.68	$ 8.02	$ 9.55

(a)	Redemptions of shares held less than 30 days may be assessed a redemption fee of 1.00%.
(b)	For certain purchases of $1 million or more, a l% contingent deferred sales charge may apply to redemptions made within 18 months of purchase, where the maximum sales charge of 5.75% is waived at the time of purchase.
*	The Statements of Assets and Liabilities are consolidated for Arrow Alternative Solutions and Arrow Managed Futures
Trend Fund.

See accompanying notes to financial statements.

The Arrow Funds
STATEMENTS OF OPERATIONS
For the Year Ended July 31, 2010
			Arrow	Arrow Managed
	Arrow DWA	Arrow DWA	Alternative	Futures Trend
	Balanced Fund	Tactical Fund	Solutions Fund *	Fund (a) *
INVESTMENT INCOME
Dividends from unaffiliated companies	$ 5,153,189	$ 733,644	$ 608,765	$ -
Dividends from affiliated companies	421,712	-	-	-
Interest	576	956	922,808	254
TOTAL INVESTMENT INCOME	5,575,477	734,600	1,531,573	254

EXPENSES
Investment advisory fees	2,764,885	511,088	450,376	4,949
Distribution (12b-1) fees, Class C	946,023	156,531	85,817	209
Distribution (12b-1) fees, Class A	455,680	88,890	128,749	1,406
Transfer agent fees	336,893	56,029	72,819	1,516
Administrative services fees	227,471	53,049	93,196	1,846
Professional fees	64,250	29,122	56,885	21,239
Accounting services fees	60,546	30,941	24,338	7,433
Registration fees	54,001	28,945	24,999	10,114
Custodian fees	46,569	28,358	80,363	3,034
Printing and postage expenses	37,350	2,541	16,159	5,057
Compliance officer fees	28,304	3,105	7,273	379
Insurance expense	12,229	1,305	3,978	1,517
Trustees' fees and expenses	7,501	7,501	7,501	1,897
Interest expense	1,710	621	2,381	-
Other expenses	48,384	4,817	14,992	2,023
TOTAL EXPENSES	5,091,796	1,002,843	1,069,826	62,619
Less: Fees waived/expenses reimbursed by Advisor	-	-	(8,468)	(50,785)
Plus: Recaptured fees waived/expenses reimbursed	-	122,175	-	-
NET EXPENSES	5,091,796	1,125,018	1,061,358	11,834

NET INVESTMENT INCOME (LOSS)	483,681	(390,418)	470,215	(11,580)

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain (loss) from:
Security transactions, unaffiliated companies	18,562,775	1,617,197	6,734,947	(143,449)
Security transactions, affiliated companies	(1,282,287)	(631,564)	-	-
From underlying investment companies	230,329	-	-	-
Futures contracts	-	91,405	(2,947,478)	-
Swap contracts	-	-	(2,650,830)	-
Options written	-	-	2,497,763	-
Purchased options	-	-	(3,596,489)	-
Foreign currency transactions	-	-	(119,888)	-
	17,510,817	1,077,038	(81,975)	(143,449)
Net change in unrealized appreciation (depreciation) of:
Security transactions, unaffiliated companies	(658,947)	(1,380,547)	(3,954,710)	(7,459)
Security transactions, affiliated companies	11,795,860	286,883	-	-
Futures contracts	-	-	399,835	-
Swap contracts	-	-	(483,356)	(9,024)
Options written	-	-	706,150	-
Foreign currency transactions	-	-	(1,995)	-
	11,136,913	(1,093,664)	(3,334,076)	(16,483)
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCIES	28,647,730	(16,626)	(3,416,051)	(159,932)

NET INCREASE (DECREASE) IN NET ASSETS	$ 29,131,411	$ (407,044)	$ (2,945,836)	$ (171,512)

(a)	The Arrow Managed Futures Trend Fund commenced operations on April 30, 2010.
*	The Statements of Operations are consolidated for Arrow Alternative Solutions and Arrow Managed Futures Trend Fund.

See accompanying notes to financial statements.

Arrow DWA Balanced Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	July 31,	July 31,
	2010	2009
FROM OPERATIONS
Net investment income	$ 483,681	$ 2,104,216
Net realized gain (loss) from security transactions	17,510,817	(83,734,637)
Net change in unrealized appreciation (depreciation) of security transactions	11,136,913	18,265,353
Net increase (decrease) in net assets resulting from operations	29,131,411	(63,365,068)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(1,976,814)	(1,332,810)
Class C	(473,190)	(42,185)
Net decrease in net assets from distributions to shareholders	(2,450,004)	(1,374,995)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	49,779,003	84,223,504
Class C	24,483,206	34,800,912
Net asset value of shares issued in reinvestment of distributions:
Class A	1,549,885	975,282
Class C	400,887	35,357
Redemption fee proceeds:
Class A	12,869	5,904
Class C	3,983	2,646
Payments for shares redeemed:
Class A	(92,456,041)	(129,840,535)
Class C	(19,707,582)	(24,001,830)
Net decrease in net assets from shares of beneficial interest	(35,933,790)	(33,798,760)

TOTAL DECREASE IN NET ASSETS	(9,252,383)	(98,538,823)

NET ASSETS
Beginning of Year	280,016,510	378,555,333
End of Year*	$ 270,764,127	$ 280,016,510
* Includes accumulated net investment income (loss) of:	$ (437,436)	$ 729,221

See accompanying notes to financial statements.

Arrow DWA Balanced Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	July 31,	July 31,
	2010	2009

SHARE ACTIVITY
Class A:
Shares Sold	4,649,656	8,771,024
Shares Reinvested	146,492	107,885
Shares Redeemed	(8,774,621)	(14,130,387)
Net decrease in shares of beneficial interest outstanding	(3,978,473)	(5,251,478)

Class C:
Shares Sold	2,334,706	3,698,642
Shares Reinvested	38,180	3,930
Shares Redeemed	(1,882,697)	(2,642,978)
Net increase in shares of beneficial interest outstanding	490,189	1,059,594

See accompanying notes to financial statements.

Arrow DWA Tactical Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	July 31,	July 31,
	2010	2009
FROM OPERATIONS
Net investment income (loss)	$ (390,418)	$ 3,974
Net realized gain (loss) from security transactions and futures contracts	1,077,038	(5,457,173)
Net change in unrealized appreciation (depreciation) of security transactions	(1,093,664)	3,289,175
Net decrease in net assets resulting from operations	(407,044)	(2,164,024)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(34,999)	(36,000)
Class C	-	(9,000)
Net decrease in net assets from distributions to shareholders	(34,999)	(45,000)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	54,215,691	14,085,420
Class C	21,693,833	5,918,682
Net asset value of shares issued in reinvestment of distributions:
Class A	27,708	30,662
Class C	-	6,918
Redemption fee proceeds:
Class A	25,795	2,758
Class C	11,324	1,167
Payments for shares redeemed:
Class A	(22,950,569)	(8,676,307)
Class C	(2,552,403)	(2,203,464)
Net increase in net assets from shares of beneficial interest	50,471,379	9,165,836

TOTAL INCREASE IN NET ASSETS	50,029,336	6,956,812

NET ASSETS
Beginning of Year	21,720,668	14,763,856
End of Year*	$ 71,750,004	$ 21,720,668
* Includes accumulated net investment income of:	$ -	$ 1,841

See accompanying notes to financial statements.

Arrow DWA Tactical Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	July 31,	July 31,
	2010	2009
SHARE ACTIVITY
Class A:
Shares Sold	6,726,172	2,067,029
Shares Reinvested	3,429	4,746
Shares Redeemed	(2,964,398)	(1,149,412)
Net increase in shares of beneficial interest outstanding	3,765,203	922,363

Class C:
Shares Sold	2,766,028	890,424
Shares Reinvested	-	1,074
Shares Redeemed	(328,464)	(346,614)
Net increase in shares of beneficial interest outstanding	2,437,564	544,884

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	July 31,	July 31,
	2010	2009
FROM OPERATIONS
Net investment income	$ 470,215	$ 284,503
Net realized gain (loss) from security transactions, futures contracts, swap contracts, options written, purchased options
and foreign currency transactions	(81,975)	(12,066,187)
Net change in unrealized appreciation (depreciation) of security transactions, futures contracts, swap contracts, options written
and foreign currency transactions	(3,334,076)	3,781,114
Net decrease in net assets resulting from operations	(2,945,836)	(8,000,570)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	-	(1,849,547)
Class C	-	(291,314)
Net decrease in net assets from distributions to shareholders	-	(2,140,861)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	24,621,396	57,149,238
Class C	1,729,800	5,818,834
Net asset value of shares issued in reinvestment of distributions:
Class A	-	1,198,471
Class C	-	235,652
Redemption fee proceeds:
Class A	8,758	20,781
Class C	1,416	3,354
Payments for shares redeemed:
Class A	(45,573,629)	(40,271,233)
Class C	(5,220,565)	(3,765,946)
Net increase (decrease) in net assets from shares of beneficial interest	(24,432,824)	20,389,151

TOTAL INCREASE (DECREASE) IN NET ASSETS	(27,378,660)	10,247,720

NET ASSETS
Beginning of Year	69,716,088	59,468,368
End of Year*	$ 42,337,428	$ 69,716,088
* Includes accumulated net investment income of:	$ 444,734	$ 23,733

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	July 31,	July 31,
	2010	2009
SHARE ACTIVITY
Class A:
Shares Sold	2,818,512	6,324,102
Shares Reinvested	-	138,018
Shares Redeemed	(5,248,393)	(4,537,152)
Net increase (decrease) in shares of beneficial interest outstanding	(2,429,881)	1,924,968

Class C:
Shares Sold	199,706	652,992
Shares Reinvested	-	27,305
Shares Redeemed	(609,429)	(428,017)
Net increase (decrease) in shares of beneficial interest outstanding	(409,723)	252,280

See accompanying notes to financial statements.

Arrow Managed Futures Trend Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
July 31,
2010 (a)
FROM OPERATIONS
Net investment loss	$ (11,580)
Net realized loss from security transactions	(143,449)
Net change in unrealized appreciation (depreciation)
of security transactions and swap contracts	(16,483)
Net decrease in net assets resulting from operations	(171,512)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	3,907,811
Class C	188,188
Redemption fee proceeds:
Class A	62
Class C	3
Payments for shares redeemed:
Class A	(6,518)
Class C	-
Net increase in net assets from shares of beneficial interest	4,089,546

TOTAL INCREASE IN NET ASSETS	3,918,034

NET ASSETS
Beginning of Period	-
End of Period*	$ 3,918,034
* Includes accumulated net investment income of:	$ -

SHARE ACTIVITY
Class A:
Shares Sold	391,894
Shares Redeemed	(656)
Net increase in shares of beneficial interest outstanding	391,238

Class C:
Shares Sold	18,849
Shares Redeemed	-
Net increase in shares of beneficial interest outstanding	18,849

(a) The Arrow Managed Futures Trend Fund commenced operations on April 30, 2010.

See accompanying notes to financial statements.

Arrow DWA Balanced Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year	Year	Year	Period
	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,
Class A Shares	2010	2009	2008	2007 (1)
Net asset value, beginning of year	$ 9.93	$ 11.68	$ 11.36	$ 10.00

Activity from investment operations:
Net investment income (2)	0.05	0.09	0.06	0.04
Net realized and unrealized
gain (loss) on investments	1.10	(1.78)	0.48	1.38
Total from investment operations	1.15	(1.69)	0.54	1.42

Paid-in-capital from redemption fees (6)	0.00	0.00	0.00	0.00

Less distributions from:
Net investment income	(0.12)	(0.06)	(0.08)	(0.06)
Net realized gains	-	-	(0.14)	-
Total distributions	(0.12)	(0.06)	(0.22)	(0.06)

Net asset value, end of year	$ 10.96	$ 9.93	$ 11.68	$ 11.36

Total return (3)	11.58%	(14.42)%	4.63%	14.28%	(5)

Net assets, end of year (000s)	$ 171,562	$ 194,853	$ 290,514	$ 71,891

Ratio of net expenses to average
net assets (7)	1.58%	1.57%	1.57%	1.83%	(4)
Ratio of net investment income
to average net assets (7)(8)	0.43%	0.95%	0.51%	0.37%	(4)

Portfolio Turnover Rate	95%	136%	59%	118%	(5)

(1)	The Class A shares of the Arrow DWA Balanced Fund commenced operations on August 7, 2006.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4) Annualized.
(5) Not annualized.
(6) Amount represents less than $0.01 per share.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Arrow DWA Balanced Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year	Year	Year	Period
	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,
Class C Shares	2010	2009	2008	2007 (1)
Net asset value, beginning of year	$ 9.82	$ 11.57	$ 11.30	$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	(0.03)	0.02	(0.03)	(0.04)
Net realized and unrealized
gain (loss) on investments	1.09	(1.76)	0.47	1.39
Total from investment operations	1.06	(1.74)	0.44	1.35

Paid-in-capital from redemption fees (6)	0.00	0.00	0.00	0.00

Less distributions from:
Net investment income	(0.05)	(0.01)	(0.03)	(0.05)
Net realized gains	-	-	(0.14)	-
Total distributions	(0.05)	(0.01)	(0.17)	(0.05)

Net asset value, end of year	$ 10.83	$ 9.82	$ 11.57	$ 11.30

Total return (3)	10.84%	(15.08)%	3.79%	13.48%	(5)

Net assets, end of year (000s)	$ 99,202	$ 85,163	$ 88,042	$ 19,197

Ratio of net expenses to average
net assets (7)	2.33%	2.33%	2.32%	2.58%	(4)
Ratio of net investment income (loss)
to average net assets (7)(8)	(0.32)%	0.20%	(0.27)%	(0.44)%	(4)

Portfolio Turnover Rate	95%	136%	59%	118%	(5)

(1)	The Class C shares of the Arrow DWA Balanced Fund commenced operations on August 7, 2006.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4) Annualized.
(5) Not annualized.
(6) Amount represents less than $0.01 per share.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Arrow DWA Tactical Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A						Class C

	Year		Year		Period		Year		Year		Period
	Ended		Ended		Ended		Ended		Ended		Ended
	July 31,		July 31,		July 31,		July 31,		July 31,		July 31,
	2010		2009		2008 (1)		2010		2009		2008 (1)
Net asset value, beginning of year	$ 7.09		$ 9.22		$ 10.00		$ 7.05		$ 9.21		$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	(0.04)		0.01		0.01		(0.10)		(0.03)		(0.00)	(8)
Net realized and unrealized
gain (loss) on investments	0.72		(2.11)		(0.79)		0.72		(2.12)		(0.79)
Total from investment operations	0.68		(2.10)		(0.78)		0.62		(2.15)		(0.79)

Paid-in-capital from redemption fees	0.01		0.00	(8)	-		0.01		0.00	(8)	-

Less distributions from:
Net investment income	(0.01)		(0.03)		-		-		(0.01)		-
Total distributions	(0.01)		(0.03)		-		-		(0.01)		-

Net asset value, end of year	$ 7.77		$ 7.09		$ 9.22		$ 7.68		$ 7.05		$ 9.21

Total return (3)	9.72%		(22.73)%		(7.80)%	(7)	8.94%		(23.28)%		(7.90)%	(7)

Net assets, end of year (000s)	$ 46,097		$ 15,351		$ 11,455		$ 25,653		$ 6,370		$ 3,309

Ratio of gross expenses to average
net assets (4)(9)	1.72%		2.65%		4.16%	(6)	2.47%		3.41%		5.09%	(6)
Ratio of net expenses to average
net assets (9)	1.96%	(5)	2.00%		2.00%	(6)	2.71%	(5)	2.75%		2.75%	(6)
Ratio of net investment income (loss)
to average net assets (9)(10)	(0.53)%		0.22%		0.69%	(6)	(1.28)%		(0.41)%		(0.26)%	(6)

Portfolio Turnover Rate	263%		228%		0%	(7)	263%		228%		0%	(7)

(1)	The Class A and Class C shares of the Arrow DWA Tactical Fund commenced operations on May 30, 2008.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture waived/reimbursed fees from prior periods.
(6) Annualized.
(7) Not annualized.
(8)	Amount represents less than $0.01 per share.
(9)	Does not include the expenses of other investment companies in which the Fund invests.
Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A				Class C

	Year	Year	Period		Year	Year	Period
	Ended	Ended	Ended		Ended	Ended	Ended
	July 31,	July 31,	July 31,		July 31,	July 31,	July 31,
	2010	2009	2008 (1)		2010	2009	2008 (1)
Net asset value, beginning of year	$ 8.67	$ 10.13	$ 10.00		$ 8.60	$ 10.10	$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	0.08	0.05	0.09		0.01	(0.02)	0.03
Net realized and unrealized
gain (loss) on investments	(0.61)	(1.21)	0.07		(0.59)	(1.21)	0.09
Total from investment operations	(0.53)	(1.16)	0.16		(0.58)	(1.23)	0.12

Paid-in-capital from redemption fees (8)	0.00	0.00	0.00		0.00	0.00	0.00

Less distributions from:
Net investment income	-	(0.30)	(0.03)		-	(0.27)	(0.02)
Total distributions	-	(0.30)	(0.03)		-	(0.27)	(0.02)

Net asset value, end of year	$ 8.14	$ 8.67	$ 10.13		$ 8.02	$ 8.60	$ 10.10

Total return (3)	(6.11)%	(11.48)%	1.60%	(7)	(6.74)%	(12.18)%	1.23%	(7)

Net assets, end of year (000s)	$ 36,455	$ 59,882	$ 50,470		$ 5,882	$ 9,834	$ 8,998

Ratio of gross expenses to average
net assets, including interest expense (4)(5)	1.67%	1.52%	2.20%	(6)	2.42%	2.27%	2.88%	(6)
Ratio of net expenses to average
net assets, including interest expense (4)	1.66%	1.47%	2.20%	(6)	2.40%	2.22%	2.88%	(6)
Ratio of net expenses to average
net assets, excluding interest expense	1.66%	1.40%	1.94%	(6)	2.40%	2.15%	2.69%	(6)
Ratio of net investment income (loss)
to average net assets	0.89%	0.54%	1.16%	(6)	0.15%	(0.23)%	0.38%	(6)

Portfolio Turnover Rate	172%	368%	188%	(7)	172%	368%	188%	(7)

(1)	The Class A and Class C shares of the Arrow Alternative Solutions Fund commenced operations on October 31, 2007.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)	Represents the ratio of expenses to average net assets including the interest expense associated with reverse repurchase agreement transactions during the period.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6) Annualized.
(7) Not annualized.
Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

Arrow Managed Futures Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A		Class C

	Period		Period
	Ended		Ended
	July 31,		July 31,
	2010 (1)		2010 (1)
Net asset value, beginning of period	$ 10.00		$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.05)		(0.07)
Net realized and unrealized
loss on investments	(0.40)		(0.38)
Total from investment operations	(0.45)		(0.45)

Paid-in-capital from redemption fees	-		-

Net asset value, end of period	$ 9.55		$ 9.55

Total return (3)	(4.50)%	(6)	(4.50)%	(6)

Net assets, end of period (000s)	$ 3,738		$ 180

Ratio of gross expenses to average
net assets (4)	10.78%	(5)	9.20%	(5)
Ratio of net expenses to average
net assets	2.00%	(5)	2.75%	(5)
Ratio of net investment loss
to average net assets	(1.96)%	(5)	(2.70)%	(5)

Portfolio Turnover Rate	216%	(6)	216%	(6)

(1)	The Class A and Class C shares of the Arrow Managed Futures Fund commenced operations on April 30, 2010.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5) Annualized.
(6) Not annualized.

See accompanying notes to financial statements.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

July 31, 2010

1.

ORGANIZATION

The Arrow DWA Balanced Fund (“ADBF”), the Arrow DWA Tactical Fund (“ADTF”), the Arrow Alternative Solutions Fund (“AASF”) and the Arrow Managed Futures Trend Fund (“AMFTF”) are each a series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end management investment companies.   ADBF and ADTF are non-diversified funds.   AASF and AMFTF are diversified funds.  ADBF and ADTF are “fund of funds”.   The Funds each have two distinct share classes; Class A and Class C. ADBF seeks to achieve an appropriate balance between long-term capital appreciation and capital preservation.   ADTF seeks to achieve long-term capital appreciation with capital preservation as a secondary objective.   AASF seeks capital appreciation with an emphasis on absolute (positive) returns, low volatility, and low correlation to equity markets.  AMFTF seeks to provide investment results that match the performance of a benchmark for measuring trends in the commodity and financial futures markets.

The Funds currently offer Class A shares and Class C shares.    Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.   Class C shares are offered at net asset value.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2010

securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith and evaluated as to the reliability of the fair value method used by the Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2010

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2010 for the Funds’ assets and liabilities measured at fair value:

Arrow DWA Balanced Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 269,097,530	$ -	$ -	$ 269,097,530
Short-Term Investments	-	2,038,511	-	2,038,511
Total	$ 269,097,530	$ 2,038,511	$ -	$ 271,136,041

Arrow DWA Tactical Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 71,602,273	$ -	$ -	$ 71,602,273
Short-Term Investments	-	1,191,836	-	1,191,836
Total	$ 71,602,273	$ 1,191,836	$ -	$ 72,794,109

Arrow Alternative Solutions Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 17,161,335	$ -	$ -	$ 17,161,335
Exchange Traded Funds	5,456,304	-	-	5,456,304
Purchased Options	4,500	-	-	4,500
Open Swap Contracts	-	17,063	-	17,063
Structured Notes	-	3,476,309	-	3,476,309
U.S. Government and Agency Obligations	-	11,567,159	-	11,567,159
Corporate Bonds and Notes	-	913,919	-	913,919
Short-Term Investments	-	4,597,196	-	4,597,196
Total	$ 22,622,139	$ 20,571,646	$ -	$ 43,193,785
Liabilities	Level 1	Level 2	Level 3	Total
Variation Margin-Open Futures Contracts	$ 48,100	$ -	$ -	$ 48,100
Open Swap Contracts	-	460,545	-	460,545
Forward Foreign Currency Contracts	1,839	-	-	1,839
Total	$ 49,939	$ 460,545	$ -	$ 510,484

                            The Funds did not hold any Level 3 securities during the period.

 The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2010

Arrow Managed Futures Trend Fund

Assets	Level 1	Level 2	Level 3	Total
Structured Notes		$ 192,541	$ -	$ 192,541
Short-Term Investments	-	27,217	-	27,217
Total	$ -	$ 219,758	$ -	$ 219,758
Liabilities	Level 1	Level 2	Level 3	Total
Open Swap Contract	$ -	$ 9,024	$ -	$ 9,024
Total	$ -	$ 9,024	$ -	$ 9,024

Consolidation of Subsidiaries – Arrow Alternative Solutions SPC (AAS-SPC) and Arrow Managed Futures Trend SPC (AMFT-SPC) – The Consolidated Portfolios of Investments, Consolidated Statements of Asset and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and the Consolidated Financial Highlights of AASF and AMFTF include the accounts of AAS-SPC and AMFT-SPC, both wholly-owned and controlled subsidiaries.   All inter-company accounts and transactions have been eliminated in consolidation.

The Funds may invest up to 25% of their total assets in a segregated portfolio company (“SPC”) which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies.

A summary of the Funds’ investments in the SPCs are as follows:

	Inception Date of SPC	SPC Net Assets at July 31, 2010	% Of Total Net Assets at July 31, 2010
AAS-SPC	11/6/2009	$ 4,646,617	10.98%
AMFT-SPC	7/23/2010	840,976	21.46%

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Dividends and distributions to shareholders are recorded on ex-dividend date.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2010

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders.  Therefore, no provision for Federal income tax is required.  The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2007-2009), or expected to be taken in the Funds’ 2010 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Statements of Operations.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2010

Futures Contracts – AASF is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective.   The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies.   Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).    During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.   If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.   Risks may exceed amounts recognized in the Statement of Assets and Liabilities.    With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Swap Agreements – AASF and AMFTF are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives.   The Funds may hold fixed-rate bonds, the value of which may decrease if interest rates rise and equities subject to equity price risk.   The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk.   These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment.   Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.   Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments.   The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations.   A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations.   The Funds segregate liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.   Entering into these agreements involves,

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2010

to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.   The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Options Transactions – AASF is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

AASF may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.  When a Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.   With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The number of option contracts written and the premiums received by AASF during the year ended July 31, 2010, were as follows:

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2010

	Number of Contracts	Premiums Received
Options outstanding, beginning of period	1,430	$ 2,178,375
Options written	1,050	709,699
Options exercised
Options expired	(890)	(1,237,174)
Options closed	(1,590)	(1,650,900)
Options outstanding, end of period	-	$ -

Derivatives Disclosure -

Fair Values of Derivative Instruments in AASF as of July 31, 2010:

SFAS 161 Balance Sheet	Asset Derivatives			Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value

Equity contracts:	Investments, Receivables,			Payables, Net Assets - Net Unrealized
	Net Assets - Unrealized Appreciation	$ 126,133	*	Depreciation	$ 543,433	*

Commodity contracts	Receivables, Net Assets -			Payables, Net Assets - Net Unrealized
	Unrealized Appreciation	-		Depreciation	-

Interest rate contracts:	Receivables, Net Assets -			Payables, Net Assets - Net Unrealized
	Unrealized Appreciation	-		Depreciation	216,048	*

Foreign exchange contracts:	Receivables, Net Assets -			Payables, Net Assets - Net Unrealized
	Unrealized Appreciation	-		Depreciation	1,839

		$ 126,133			$ 761,320

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilities.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2010

The effect of Derivative Instruments on the Statement of Operations for the year ended July 31, 2010:

SAS 161 Statement of			Change in
Operations			Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Equity contracts	Net realized gain (loss) from security transactions, fuures contracts, options written, purchased options and swaps contracts/
Net change in unrealized appreciation (depreciation)
from security transactions, futures contracts,
	options written and swaps contracts	$ (4,556,539)	$ (1,642,140)

Commodity contracts	Net realized gain (loss) from futures contracts/Net
change in unrealized appreciation (depreciation) from
	futures contracts	(821,867)	-

Interest rate contracts	Net realized gain (loss) from futures contracts/Net
change in unrealized appreciation (depreciation) from
	futures contracts	(1,278,296)	281,943

Foreign exchange contracts	Net realized gain (loss) from futures contracts and foreign
currency transactions/Net change in unrealized
appreciation (depreciation) from futures contracts and
	foreign currency transactions	(160,220)	(15,945)

Total		$ (6,816,922)	$ (1,376,142)

Structured Notes – There are several risks associated with the use of structured notes. Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes a Fund invests in, which may make it difficult for that Fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. Although the Trust will not invest in any structured notes unless Funds’ management believes that the issuer is creditworthy, a Fund does bear the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2010

Credit Facility – Effective November 19, 2009, ADBF, ADTF and AASF have collectively entered into a $15 million secured Revolving Credit Agreement (the “Agreement”).  Under the terms of the Agreement, each Fund may borrow no more than $5 million and the borrowings will be used only for temporary or emergency purposes including the financing of redemptions.   Interest is charged to each Fund based on the prevailing market rates in effect at the time of the borrowing.   The Funds will collateralize the borrowings with certain securities the Funds hold at the time of borrowing.   At July 31, 2010, AASF had borrowings totaling $247,873.

Reverse Repurchase Agreements – Under reverse repurchase agreements, AASF sells securities and agrees to repurchase them at a mutually agreed upon date and price.   Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into the reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest).

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase.   In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

The average daily balance of reverse repurchase agreements outstanding during the year ended July 31, 2010 was approximately $976,729 at a weighted average interest rate of 0.24%.   The maximum amount of reverse repurchase agreements outstanding at any time during the year was $5,791,551 from April 6-12, 2010, which was 7.42% of total assets.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2010

3.

INVESTMENT TRANSACTIONS

For the year ended July 31, 2010, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $260,665,880 and $299,493,441, respectively, for ADBF.    For the year ended July 31, 2010, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $180,967,334 and $130,677,573, respectively, for ADTF.   For the year ended July 31, 2010, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $88,833,844 and $113,166,216, respectively, for AASF. For the period ended July 31, 2010, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $3,200,000 and $2,856,551, respectively, for AMFTF.

4.

FOREIGN CURRENCY TRANSACTIONS

At July 31, 2010, AASF had the following open forward foreign currency contracts:

Forward Foreign Currency Contracts
	Contract To
Settlement Date	Receive		Deliver		Unrealized Loss
8/9/2010	China Yuan Renminbi	5,000,000	United States Dollar	739,973	$ (1,839)

5.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. Arrow Investment Advisors, LLC, serves as the Funds’ investment advisor (the “Advisor”). The Advisor has engaged Dorsey, Wright & Associates, Inc. (“DWA”) as the sub-advisor to ADBF and ADTF.   The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an advisory agreement with each Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of ADBF and ADTF average daily net assets, 0.75% of AASF average daily net assets and 0.85% of AMFTF average daily net assets.   Pursuant to a sub-advisory agreement, the Advisor pays DWA a sub-advisory fee, computed and accrued daily and paid monthly.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2010

Pursuant to a written contract (the "Waiver Agreement"), the Advisor has agreed, at least until November 30, 2010 to waive a portion of its advisory fee and has agreed to reimburse the Arrow DWA Tactical Fund and Arrow Managed Futures Trend Fund for other expenses to the extent necessary so that total expenses incurred (excluding front-end or contingent sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees, or extraordinary expenses, such as litigation) do not exceed the following amounts per annum of the average daily net assets of each class of shares:

	Class A	Class C
ADTF	2.00%	2.75%
AMFTF	2.00	2.75

                          These amounts will herein be referred to as the "expense limitations."

If the Advisor waives any fee or reimburses any expenses pursuant to the Waiver agreement, and any Funds operating expenses are subsequently lower than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Fund(s) provided that such reimbursement does not cause the Fund's operating expense to exceed the respective expense limitation.  If any Fund's operating expenses subsequently exceed the respective expense limitation, the reimbursements for such Fund(s) shall be suspended.

The following amounts are subject to recapture by the funds by the following dates:

	7/31/2011	7/31/2012	7/31/2013	Totals
AASF	$ -	$ 31,419	$ 8,468	$ 39,887
AMFTF	$ -	$ -	$ 50,785	$ 50,785

There are no amounts available for recapture for ADBF and ADTF.

The advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).  The Board may terminate this expense reimbursement arrangement at any time.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets for Class A and an annual rate of 1.00% of its average daily net assets for Class C and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and-or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor.   The Plan is a compensation plan, which means that compensation is

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2010

provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A and Class C shares. The Distributor is an affiliate of GFS. For the year ended July 31, 2010, the Distributor received $1,151,411 in underwriting commissions for sales of Class A shares, of which $163,135 was retained by the principal underwriter or other affiliated broker-dealers.

Each Fund pays its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the audit committee its pro rata share of an additional $2,500 per quarter.   The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting and transfer agency services to the Funds as follows:

Administration.  The Funds pay GFS an asset-based fee in decreasing amounts as fund assets reach certain breakpoints. Each Fund is subject to a minimum annual fee. Each Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

Arrow DWA Balanced Fund

The greater of:

A minimum annual fee of $36,000 per annum or

-    10 basis points or 0.10% per annum on the first $100 million of net assets

-    8 basis points or 0.08% per annum on the next $150 million of net assets

-    6 basis points or 0.06% per annum on net assets greater than $250 million

Arrow DWA Tactical Fund

The greater of:

A minimum annual fee of $36,000 per annum or

-    10 basis points or 0.10% per annum on the first $100 million of net assets

-    8 basis points or 0.08% per annum on the next $150 million of net assets

-    6 basis points or 0.06% per annum on net assets greater than $250 million

Arrow Alternative Solutions Fund

The greater of:

A minimum annual fee of $40,000 per annum or

-    12 basis points or 0.12% per annum on the first $100 million of net assets

-    8 basis points or 0.08% per annum on the next $150 million of net assets

-    6 basis points or 0.06% per annum on net assets greater than $250 million

Arrow Managed Futures Trend Fund

The greater of:

-    10 basis points or 0.10% per annum on the first $100 million of net assets

-    8 basis points or 0.08% per annum on the next $150 million of net assets

-    6 basis points or 0.06% per annum on net assets greater than $250 million

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2010

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of each Fund for the previous month. The Funds pay GFS a base annual fee plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

Arrow DWA Balanced Fund

The greater of:

A minimum annual fee of $21,600 per annum plus $5,400 for each additional share class above one plus

-     2 basis points or 0.02% per annum on net assets of $25 million to $100 million

-     1 basis points or 0.01% per annum on net assets greater than $100 million

Arrow DWA Tactical Fund

The greater of:

A minimum annual fee of $21,600 per annum plus $5,400 for each additional share class above one plus

-     2 basis points or 0.02% per annum on net assets of $25 million to $100 million

-     1 basis points or 0.01% per annum on net assets greater than $100 million

Arrow Alternative Solutions Fund

The greater of:

A minimum annual fee of $24,000 per annum plus $6,000 for each additional share class above one plus

-     2 basis points or 0.02% per annum on net assets of $25 million to $100 million

-     1 basis points or 0.01% per annum on net assets greater than $100 million

Arrow Managed Futures Trend Fund

The greater of:

A minimum annual fee of $24,000 per annum plus $5,400 for each additional share class above one plus

-     2 basis points or 0.02% per annum on net assets of $25 million to $100 million

-     1 basis points or 0.01% per annum on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Funds pay GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual per class minimums are $13,500 for ADBF, $13,500 for ADTF, $15,000 for AASF and $0 for AMFTF.   The per account charge is $14.00 for open accounts and $2.00 for closed accounts.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Funds an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the year ended July 31, 2010, the Funds incurred expenses of $39,061 for compliance services pursuant to the Trust’s Agreement with NLCS. The amount incurred by each Fund was as follows: $28,304 from ADBF, $3,105 from ADTF, $7,273 from

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2010

AASF and $379 from AMFTF and include certain out of pocket expenses.   Such fees are included in the line item marked “Compliance Officer Fees” on the Statement of Operations in this shareholder report.

GemCom, LLC (“GemCom”)

GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the year ended July 31, 2010, GemCom collected amounts totaling $19,364 for EDGAR and printing services performed.   The amount collected from each Fund was as follows: $12,653 from ADBF, $2,626 from ADTF, $3,828 from AASF and $257 from AMFTF.   Such fees are included in the line item marked “Printing and Postage Expenses” on the Statement of Operations in this shareholder report.

6.

REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs.  For the year ended July 31, 2010, ADBF, ADTF, AASF and AMFTF assessed $16,852, $37,119, $10,174 and $65, respectively, in redemption fees.

7.

INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities.   Companies which are affiliates of the Fund at July 31, 2010 are noted in the Fund’s portfolio of investments.   Transactions during the year with companies which are affiliates are as follows:

Arrow DWA Balanced Fund
CUSIP	Description	Value - Beginning of Period	Purchases	Sales Proceeds	Dividends Credited to Income	Value -End of Period
73936B606	PowerShares DB Gold Fund	$ 16,791,402	$ 6,381,184	$ 2,931,017	$ -	$ 23,898,171
464287580	iShares DJ US Consumer
	Services Index Fund	17,091,806	2,995,767	7,965,339	143,286	15,067,757
73935X609	PowerShares Large Cap
	Growth Fund	27,703,832	-	29,656,106	24,503	-
464287812	iShares DJ US Consumer
	Goods Sector Fund	17,306,931	3,190,079	22,456,186	253,923	-
	TOTAL	$ 78,893,971	$ 12,567,030	$ 63,008,648	$ 421,712	$ 38,965,928

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2010

Arrow DWA Tactical Fund
CUSIP	Description	Value - Beginning of Period	Purchases	Sales Proceeds	Dividends Credited to Income	Value -End of Period
73936B309	PowerShares DB Silver Fund	$ -	$ 10,905,236	$ 4,368,284	$ -	$ 5,897,045
464287580	PowerShares Active
	AlphaQ Fund	-	5,179,387	201,458	-	5,266,211
	TOTAL	$ -	$ 16,084,623	$ 4,569,742	$ -	$ 11,163,256

8.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following periods was as follows:

As of July 31, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation (depreciation), accumulated net investment income (loss) and accumulated net realized losses are primarily attributable to the tax deferral of losses on wash sales, mark-to-market on open forward foreign currency contracts, open swap agreements and Section 1256 contracts, and adjustments from partnerships, real estate investment trusts and the consolidation of AASF’s and AMFTF’s investments in a wholly-owned controlled foreign corporation.

Foreign currency and capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.   The following Funds incurred and elected to defer such foreign currency and capital losses as follows:

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2010

 At July 31, 2010, the following Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains expiring as follows:

Permanent book and tax differences, primarily attributable to net investment losses, distributions in excess of net investment income, tax treatment of foreign currency losses and adjustments from paydowns, real estate investment trusts, partnerships and swaps, resulted in reclassification for the fiscal year ended July 31, 2010 as follows:

9.  NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Certain disclosures required by ASU No. 2010-06 are effective for interim and annual periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact ASU No. 2010-06 will have on the Fund’s financial statement disclosures.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2010

10.

  SUBSEQUENT  EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   In addition, the Funds are required to disclose the date through which subsequent events have been evaluated.   Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust

and the Shareholders of Arrow DWA Balanced Fund,

Arrow DWA Tactial Fund, Arrow Alternative Solutions Fund

and Arrow Managed Futures Trend Fund

We have audited the accompanying statements of assets and liabilities of Arrow DWA Balanced Fund, Arrow  DWA Tactical Fund, Arrow Alternative Solutions Fund (consolidated) and Arrow Managed Futures Trend Fund (consolidated), each a series of shares of beneficial interest of the Northern Lights Fund Trust, including the portfolios of investments of Arrow DWA Balanced Fund and Arrow DWA Tactical Fund and the consolidated portfolios of investments of Arrow Alternative Solutions Fund and Arrow Managed Futures Trend Fund as of July 31, 2010, and the related statements of operations (consolidated for Arrow Alternative Solutions Fund and Arrow Managed Futures Trend Fund) for the year then ended and for the period April 30, 2010 through July 31, 2010 (Commencement of Operations for Arrow Managed Futures Trend Fund), the statements of changes in net assets of Arrow DWA Balanced Fund and Arrow DWA Tactical Fund for each of the years in the two year period then ended, the consolidated statements of changes in net assets of Arrow Alternative Solutions Fund and Arrow Managed Futures Trend Fund for each of the years or period in the two year period then ended, and the financial highlights of Arrow DWA Balanced Fund and Arrow DWA Tactical Fund and the consolidated financial highlights of Arrow Alternative Solutions Fund and Arrow Managed Futures Fund for the each of the years or periods presented.  These financial statements and financial highlights are the responsibility of the Funds' management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of July 31, 2010 by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Arrow DWA Balanced Fund, Arrow DWA Tactical Fund, Arrow Alternative Solutions Fund, and Arrow Managed Futures Trend Fund as of July 31, 2010, the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two year period then ended, and their financial highlights for each of the years or periods presented in conformity with accounting principles generally accepted in the United States of America.

                            BBD, LLP

Philadelphia, Pennsylvania

October 5, 2010

The Arrow Funds

EXPENSE EXAMPLES

July 31, 2010 (Unaudited)

As a shareholder of the Arrow DWA Balanced Fund, the Arrow DWA Tactical Fund, the Arrow Alternative Solutions Fund or the Arrow Managed Futures Trend Fund you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Arrow Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2010 through Jul 31, 2010.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each of the Arrow Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 4/30/10	Ending Account Value 7/31/10	Expenses Paid During Period 4/30/10 – 7/31/10	Expense Ratio During Period*** 4/30/10 – 7/31/10
Managed Futures Trend Class A	$1,000.00	$955.00	$4.93*	2.00%
Managed Futures Trend Class C	1,000.00	955.00	6.78*	2.75

Actual	Beginning Account Value 2/1/10	Ending Account Value 7/31/10	Expenses Paid During Period** 2/1/10 – 7/31/10	Expense Ratio During Period*** 2/1/10 – 7/31/10
DWA Balanced Class A	$1,000.00	$1,073.50	$8.12	1.58%
DWA Balanced Class C	1,000.00	1,070.20	11.96	2.33
DWA Tactical Class A	1,000.00	1,038.80	9.91	1.96
DWA Tactical Class C	1,000.00	1,036.40	13.68	2.71
Alternative Solutions Class A	1,000.00	942.10	7.99	1.66
Alternative Solutions Class C	1,000.00	939.10	11.54	2.40

The Arrow Funds

EXPENSE EXAMPLES (Continued)

July 31, 2010 (Unaudited)

Hypothetical (5% return before expenses)	Beginning Account Value 2/1/10	Ending Account Value 7/31/10	Expenses Paid During Period** 2/1/10 – 7/31/10	Expense Ratio During Period*** 2/1/10 – 7/31/10
DWA Balanced Class A	$1,000.00	$1,016.96	$7.90	1.58%
DWA Balanced Class C	1,000.00	1,013.24	11.63	2.33
DWA Tactical Class A	1,000.00	1,015.08	9.79	1.96
DWA Tactical Class C	1,000.00	1,011.36	13.51	2.71
Alternative Solutions Class A	1,000.00	1,016.56	8.30	1.66
Alternative Solutions Class C	1,000.00	1,012.89	11.98	2.40
Managed Futures Trend Class A	1,000.00	1,014.88	9.99	2.00
Managed Futures Trend Class C	1,000.00	1,011.16	13.71	2.75

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (92) divided by the number of days in the fiscal year (365).

**Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

***Annualized.

The Arrow Funds

SUPPLEMENTAL INFORMATION

July 31, 2010 (Unaudited)

FACTORS CONSIDERED BY INDEPENDENT TRUSTEES APPROVING THE ADVISORY AGREEMENT

Arrow Managed Futures Trend Fund

In connection with a regular meeting held on February 25, 2010 (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Arrow Investment Advisors, LLC (“AIA” or the “Adviser”) and the Trust, on behalf of Arrow Managed Futures Trend Fund (“Arrow Managed” or the “Fund”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement, including materials provided by the Adviser. These materials included: (a) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions; (b) the overall organization of the Adviser; (c) investment management staffing; and (d) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  A presentation was given by a representative of the Adviser regarding the Fund’s investment strategies.  The financial statements of AIA were included in the presentation and, based thereon, the Board concluded that the Adviser is sufficiently well capitalized to meet its obligations to the Trust.  The Trustees discussed the extent of the Adviser’s research capabilities and the experience of its investment management personnel.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

Performance.  Because Arrow Managed has not yet commenced operations, the Trustees could not consider its investment performance of the Fund.  However, the Board, including the Independent Trustees, considered the Adviser’s past performance managing various funds in the Trust.  The Board concluded that the Adviser has potential to deliver favorable performance.

Fees and Expenses.  The Board noted that the Adviser would charge a 0.85% annual advisory fee based on the average net assets of the Fund.  The Trustees further noted that the Advisor has agreed to defer its fees and/or reimburse expenses of the Fund, until November 30, 2011, to limit the Fund’s normal operating expenses.  The Trustees concluded that the Fund’s advisory fees, as well as the overall expense ratio, was acceptable in light of the quality of the services the Fund expected to receive from the Adviser and the level of fees paid by the funds in the Fund’s peer group.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  It was the consensus of the Board that based on the anticipated size of Arrow Managed for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration at this time.

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. They also considered the profits to be realized by the Adviser from other activities related to the Fund. The Trustees concluded that because of Arrow Managed’s expected asset levels, they were satisfied that the Adviser’s level of profitability from its relationship with the Fund would not be excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement is in the best interests of each Trust and the shareholders of the Fund.

The Arrow Funds

SUPPLEMENTAL INFORMATION (Continued)

July 31, 2010 (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below began during the year 2005 and will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

      Independent Trustees

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee
L. Merill Bryan Age: 66	Trustee Since 2005	Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation (a railroad company) (1966-2005).	55	AdvisorOne Funds (10 portfolios)
Anthony J. Hertl Age: 60	Trustee Since 2005	Consultant to small and emerging businesses (since 2000).	55	AdvisorOne Funds (10 portfolios); Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007 – May, 2010) and Greenwich Advisors Trust
Gary W. Lanzen Age: 56	Trustee Since 2005	Chief Investment Officer (since 2006); President, Orizon Investment Counsel, LLC (2000-2006); Partner, Orizon Group, Inc. (a financial services company) (since 2000).	55	AdvisorOne Funds (10 portfolios)
Mark H. Taylor Age: 46	Trustee Since 2007	Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); Member, John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Member Auditing Standards Board, AICPA (since 2008).	55	Lifetime Achievement Mutual Fund (LFTAX) (Director and Audit Committee Chairman)

The Arrow Funds

SUPPLEMENTAL INFORMATION (Continued)

July 31, 2010 (Unaudited)

     Interested Trustees and Officers

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee
Michael Miola*** Age: 57	Trustee Since 2005	Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Advisor Services, LLC, CLS Investments, LLC, Gemcom, LLC and Northern Lights Compliance Services, LLC (since 2003).	55	AdvisorOne Funds (10 portfolios); Constellation Trust Co.
Andrew Rogers 450 Wireless Blvd. Hauppauge, NY 11788 Age: 41	President Since2006

President and Manager, Gemini Fund Services, LLC (since 2006), formerly Senior Vice President and Director of Administration (2001 - 2005); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); Manager (since 2006) and President (since 2004), GemCom LLC.

			N/A	N/A
Emile R. Molineaux 450 Wireless Blvd. Hauppauge, NY 11788 Age: 48	Secretary Since 2005	General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Secretary and CCO, Northern Lights Compliance Services, LLC; (since 2003); In-house Counsel, The Dreyfus Funds (1999 – 2003).	N/A	N/A

The Arrow Funds

SUPPLEMENTAL INFORMATION (Continued)

July 31, 2010 (Unaudited)

     Interested Trustees and Officers (continued)

Kevin E. Wolf 450 Wireless Blvd. Hauppauge, NY 11788 Age: 40	Treasurer Since 2006

Director of Fund Administration, Gemini Fund Services, LLC (since 2006); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (since 2004); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

			N/A	N/A
Lynn Bowley Age: 51	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A

     * The term of office for each Trustee and officer listed above will continue indefinitely.

      ** The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

      *** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Funds’ Distributor)..

The Funds' Statement of Additional Information ("SAI") includes additional information about the Trustees and is available, without charge, upon request.  You may call toll-free 1-877-277-6933 to request a copy of the SAI or to make shareholder inquiries.

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Fund is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Fund believes that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to affiliated or nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with applicable federal and state standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with affiliated or non-affiliated third parties.

The Privacy Policy is not part of this Prospectus

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-277-6933 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-277-6933.

INVESTMENT ADVISOR

Arrow Investment Advisors, LLC

2943 Olney-Sandy Spring Road, Suite A

Olney, MD  20832

INVESTMENT SUB-ADVISOR

Dorsey, Wright & Associates, Inc.

9201 Forest Hill Avenue, Suite 100

Richmond, VA  23235

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, NY 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii

The board of directors of the fund has determined that the fund does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2010 - $ 65,000

2009 - $ 42,000

2008 - $ 40,500

2007 - $ 13,000

(b)

Audit-Related Fees

2010 – None

2009 – None

2008 – None

2007 – None

(c)

Tax Fees

2010 - $ 10,000

2009 – $ 6,000

2008 – $ 6,000

2007 – $ 2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2010 – None

2009 – None

2008 – None

2007 – None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

 2010                    2009

                 2008                      2007

Audit-Related Fees:

0.00%

                0.00%                0.00%

      0.00%

Tax Fees:

0.00%

                0.00%                0.00%

      0.00%

All Other Fees:

0.00%

                0.00%                0.00%

      0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2010 - $10,000

2009 - $ 6,000

2008 - $ 6,000

2007 - $ 2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/7/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

10/7/10

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

10/7/10